LICENSE AGREEMENTS (Details Textual) (USD $)	9 Months Ended	101 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended					12 Months Ended
	Sep. 30, 2012	Apr. 08, 2011	Dec. 31, 2009 Collaboration Agreement [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member]	Dec. 31, 2011 University Of Michigan Agreement [Member]	Dec. 31, 2010 University Of Michigan Agreement [Member]	Dec. 31, 2003 University Of Michigan Agreement [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] New Drug Application [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Maximum [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Minimum [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Patents [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Rights [Member]	Dec. 31, 2006 Wisconsin Alumni Research Foundation Agreement [Member]	Dec. 31, 2006 Wisconsin Alumni Research Foundation Agreement [Member] Maximum [Member]	Dec. 31, 2006 Wisconsin Alumni Research Foundation Agreement [Member] Minimum [Member]	Dec. 31, 2006 2007 Novelos Licesnce agreement [Member]	Dec. 31, 2006 2007 Novelos Licesnce agreement [Member] Lees Pharmaceutical (Hk) Ltd [Member] Maximum [Member]	Dec. 31, 2006 2007 Novelos Licesnce agreement [Member] Lees Pharmaceutical (Hk) Ltd [Member] Minimum [Member]
Agreement Expiration Period			15 years	2016
Payment Of Licence Fee				$ 10,000									$ 8,800
Payment Of Milestone Expenses				400,000				50,000
Milestone Payment Method Description								such milestone fees may be deferred and paid within 12 months of the first commercial sale of such products
Future Milestone Payments									200,000	100,000						1,700,000
Percentage Of Royalty Revenue				3.00%									0.30%	15.00%	12.00%		25.00%	12.00%
Payment Of Sublicence Fee Description				if the sublicense fee payable to the Company is between 4% and 5% of net sales, then the royalties payable to U. Mich. Shall be equal to 50% of the sublicense fee.
Percentage Of Revenue Received In Kind												10.00%
Termination Of Agreement Description			The Company may terminate the Collaboration Agreement upon breach or default by Mundipharma. Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.	U. Mich. may terminate the agreement if the Company ceases operations, if the Company fails to make any required payment under the agreement, or if the Company otherwise materially breaches the agreement, subject to the applicable notice and cure periods. To date, the Company has made all payments as they have become due, there have been no defaults under the U. Mich. Agreement, nor has the Company been notified of a default by U. Mich. The Company may terminate the agreement with six months'' notice to U. Mich. and the return of licensed product and related data.
Reimbursement Of Patent Maintenance Fees					600	300
Finite-Lived Intangible Assets, Cost Incurred to Renew or Extend											54,000
Issuance of common stock (in shares)	6,846,537	12,559,218					203,483
Issuance of common stock	$ 4,870,978						$ 80,412
Percentage Of Reduction In Market Share			20.00%